Nuveen Global Real Estate Securities Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.2%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 74.8%
	Diversified – 9.0%
33,428	Abacus Property Group, (2)	$70,039
258	Armada Hoffler Properties Inc	2,389
3,584	Broadstone Net Lease Inc	60,140
1,595	Cofinimmo SA, (2)	239,841
71,685	Cromwell European Real Estate Investment Trust, (2)	40,941
135	Daiwa House REIT Investment Corp, (2)	344,476
11,687	Empire State Realty Trust Inc	71,524
4,297	Essential Properties Realty Trust Inc	78,721
3,662	Gecina SA, (2)	482,745
53,361	Goodman Property Trust, (2)	83,216
17,494	GPT Group, (2)	49,214
129	Heiwa Real Estate REIT Inc, (2)	142,527
221	Hulic Reit Inc, (2)	292,897
23	Kenedix Office Investment Corp, (2)	137,969
116,990	LondonMetric Property PLC, (2)	334,611
399,688	LXI REIT plc, (2)	555,463
9,593	Merlin Properties Socimi SA, (2), (3)	80,016
212,461	Mirvac Group, (2)	333,053
4,572	NETSTREIT Corp, (3)	83,485
211	Nomura Real Estate Master Fund Inc, (2)	264,335
2,403	PS Business Parks Inc	294,103
26,360	Secure Income REIT Plc	90,476
469	Star Asia Investment Corp, (2)	195,587
2,542	Stockland, (2)	6,944
17,538	Stride Property Group, (2)	24,595
4,370	VEREIT Inc	28,405
4,513	Washington Real Estate Investment Trust	90,847
5,779	WP Carey Inc	376,560
	Total Diversified	4,855,119
	Health Care – 4.7%
4,502	CareTrust REIT Inc	80,113
2,949	Healthcare Realty Trust Inc	88,824
10,164	Healthcare Trust of America Inc	264,264
14,800	Healthpeak Properties Inc	401,820
23,250	Medical Properties Trust Inc	409,897

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
13,295	NorthWest Healthcare Properties Real Estate Investment Trust	$113,425
7,989	Omega Healthcare Investors Inc	239,191
1,428	Parkway Life Real Estate Investment Trust, (2)	4,351
1,643	Physicians Realty Trust	29,426
5,532	Sabra Health Care REIT Inc	76,259
2,654	Ventas Inc	111,362
12,854	Welltower Inc	708,127
	Total Health Care	2,527,059
	Hotels – 1.1%
14,185	Apple Hospitality REIT Inc	136,318
1,212	DiamondRock Hospitality Co	6,145
5,416	Host Hotels & Resorts Inc	58,439
6,870	MGM Growth Properties LLC	192,223
2,194	Pebblebrook Hotel Trust	27,491
9,292	Summit Hotel Properties Inc	48,132
13,681	Sunstone Hotel Investors Inc	108,627
	Total Hotels	577,375
	Industrial – 19.9%
11,380	Americold Realty Trust	406,835
274,073	Ascendas Real Estate Investment Trust, (2)	655,838
157,161	Centuria Industrial REIT, (2)	352,041
12,352	Deutsche Industrie REIT AG, (2)	259,082
13,861	Dream Industrial Real Estate Investment Trust	117,733
27,839	Duke Realty Corp	1,027,259
828	EastGroup Properties Inc	107,085
8,876	ESR-REIT, (2)	2,523
9,878	First Industrial Realty Trust Inc	393,144
7,235	Frasers Logistics & Commercial Trust, (2)	7,408
170	GLP J-Reit, (2)	261,645
22,713	Goodman Group, (2)	294,075
439	Hannon Armstrong Sustainable Infrastructure Capital Inc	18,557
167	Industrial & Infrastructure Fund Investment Corp, (2)	286,190
208	LaSalle Logiport REIT, (2)	348,304
8,301	Lexington Realty Trust	86,745
30,745	Mapletree Industrial Trust, (2)	72,844
229,036	Mapletree Logistics Trust, (2)	344,989
110	Mitsubishi Estate Logistics REIT Investment Corp, (2)	453,746
107	Mitsui Fudosan Logistics Park Inc, (2)	511,318
1,028	Montea CVA, (2)	121,737
28,526	Prologis Inc	2,870,287

Shares	Description (1)	Value
	Industrial (continued)
2,583	Rexford Industrial Realty Inc	$118,198
38,221	Segro PLC, (2)	459,322
7,492	STAG Industrial Inc	228,431
44,284	Summit Industrial Income REIT	427,026
7,473	Terreno Realty Corp	409,222
10,274	WPT Industrial Real Estate Investment Trust	130,480
	Total Industrial	10,772,064
	Office – 6.7%
5,339	Alexandria Real Estate Equities Inc	854,240
11,138	alstria office REIT-AG	154,877
3,889	Boston Properties Inc	312,287
8,964	Corporate Office Properties Trust	212,626
2,152	Cousins Properties Inc	61,526
34	Daiwa Office Investment Corp, (2)	194,569
26,955	Dexus, (2)	172,645
3,344	Douglas Emmett Inc	83,934
2,441	Dream Office Real Estate Investment Trust	33,273
7,265	Easterly Government Properties Inc	162,809
3,608	Elite Commercial REIT	2,956
719	Equity Commonwealth	19,147
218,677	GDI Property Group, (2)	165,373
5,693	Highwoods Properties Inc	191,114
6,838	Hudson Pacific Properties Inc	149,957
114	Ichigo Office REIT Investment Corp, (2)	82,873
352	Invesco Office J-Reit Inc, (2)	48,763
160	Japan Excellent Inc, (2)	186,719
4,462	Kilroy Realty Corp	231,846
3,144	Mack-Cali Realty Corp	39,677
31	Nippon Building Fund Inc, (2)	175,459
9,142	Piedmont Office Realty Trust Inc	124,057
	Total Office	3,660,727
	Residential – 13.5%
138	Advance Residence Investment Corp, (2)	406,522
79	American Campus Communities Inc	2,759
24,207	American Homes 4 Rent, Class A	689,415
1,013	Apartment Investment and Management Co, Class A	34,158
2,201	AvalonBay Communities Inc	328,697
11,333	Boardwalk Real Estate Investment Trust	233,631
3,736	Camden Property Trust	332,429
5,518	Canadian Apartment Properties REIT	192,491

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
11,221	Equity LifeStyle Properties Inc	$687,847
12,146	Equity Residential	623,454
917	Essex Property Trust Inc	184,125
3,570	Independence Realty Trust Inc	41,376
50,057	Ingenia Communities Group, (2)	164,887
17,935	InterRent Real Estate Investment Trust	169,713
395	Investors Real Estate Trust	25,742
30,284	Invitation Homes Inc	847,649
97,246	Irish Residential Properties REIT PLC, (3)	160,763
157	Kenedix Residential Next Investment Corp, (2)	277,616
6,928	Mid-America Apartment Communities Inc	803,302
26	Nippon Accommodations Fund Inc, (2)	150,063
125,204	PRS REIT Plc, (3)	127,307
2,910	Sun Communities Inc	409,175
12,356	UDR Inc	402,929
	Total Residential	7,296,050
	Retail – 5.4%
3,848	Agree Realty Corp	244,887
11,417	Brixmor Property Group Inc	133,465
14,818	CT Real Estate Investment Trust	155,463
165,139	Fortune Real Estate Investment Trust, (2)	139,027
177,256	Frasers Centrepoint Trust, DD1, (2)	313,369
8,792	Kimco Realty Corp	98,998
2,105	Kite Realty Group Trust	24,376
59,120	Link REIT, (2)	484,452
1,605	National Retail Properties Inc	55,389
11,197	Realty Income Corp	680,218
3,867	Regency Centers Corp	147,023
1,539	Simon Property Group Inc	99,542
6,378	SITE Centers Corp	45,922
2,016	Spirit Realty Capital Inc	68,040
1,093	Taubman Centers Inc	36,386
1,677	Urban Edge Properties	16,300
3,978	Urstadt Biddle Properties Inc	36,598
8,741	Weingarten Realty Investors	148,247
	Total Retail	2,927,702
	Specialized – 14.5%
1,908	American Tower Corp	461,221
4,373	ARGAN SA, (2)	429,112
2,063	CoreSite Realty Corp	245,250

Shares	Description (1)	Value
	Specialized (continued)
1,294	Crown Castle International Corp	$215,451
7,020	CubeSmart	226,816
2,732	CyrusOne Inc	191,322
7,778	Digital Realty Trust Inc	1,141,499
2,973	Equinix Inc	2,259,867
2,571	Extra Space Storage Inc	275,071
2,984	Four Corners Property Trust Inc	76,361
2,438	Gaming and Leisure Properties Inc	90,035
40,234	Keppel DC REIT, (2)	85,997
1,070	Life Storage Inc	112,639
2,026	National Storage Affiliates Trust	66,271
5,767	Public Storage	1,284,426
3,200	QTS Realty Trust Inc	201,664
590	Rayonier Inc	15,600
16,991	Safestore Holdings PLC, (2)	170,642
14,166	VICI Properties Inc	331,059
	Total Specialized	7,880,303
	Total Real Estate Investment Trust Common Stocks (cost $37,326,108)	40,496,399

Shares	Description (1)	Value
	COMMON STOCKS – 23.4%
	Commercial Services & Supplies – 0.2%
53,026	Self Storage Group ASA, (2), (3)	$135,865
	Diversified Telecommunication Services – 0.8%
7,416	Cellnex Telecom SA, 144A, (2), (3)	450,171
	Health Care Providers & Services – 0.2%
13,290	Sienna Senior Living Inc	111,785
	IT Services – 0.1%
3,987	NEXTDC Ltd, (2), (3)	35,381
	Real Estate Management & Development – 22.1%
36,003	Amot Investments Ltd, (2)	164,534
7,769	CA Immobilien Anlagen AG, (2)	229,667
199,862	CapitaLand Ltd, (2)	399,597
4,919	Catena AB, (2)	217,810
59,619	China Resources Land Ltd, (2)	271,912
8,699	Cibus Nordic Real Estate AB, (2), (3)	158,822
44,167	CK Asset Holdings Ltd, (2)	217,025
25,641	CLS Holdings PLC, (2)	70,344

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development (continued)
73,238	Corp Inmobiliaria Vesta SAB de CV	$110,032
17,026	DIC Asset AG, (2)	204,367
30,906	Entra ASA, 144A, (2)	434,320
56,413	ESR Cayman Ltd, 144A, (2), (3)	176,145
8,438	Fabege AB, (2)	116,695
31,530	Hulic Co Ltd, (2)	295,850
8,960	Instone Real Estate Group AG, 144A, (2), (3)	207,560
7,655	Keihanshin Building Co Ltd, (2)	124,223
6,900	Kennedy-Wilson Holdings Inc	100,188
10,249	Kojamo Oyj, (2)	220,124
32,643	Kungsleden AB, (2), (3)	309,005
284,016	Land & Houses PCL, (2), (3)	61,211
9,859	LEG Immobilien AG, (2)	1,405,290
10,453	LOG Commercial Properties e Participacoes SA, (3)	55,970
68,789	Longfor Group Holdings Ltd, 144A, (2)	389,771
18,183	Mitsubishi Estate Co Ltd, (2)	275,429
44,405	Mitsui Fudosan Co Ltd, (2)	772,721
64,750	New World Development Co Ltd, (2)	316,091
16,030	Sagax AB, (2)	280,043
208,304	Sino Land Co Ltd, (2)	243,863
344,166	Sirius Real Estate Ltd, (2)	322,982
66,156	St Modwen Properties PLC, (2)	266,622
11,138	Sumitomo Realty & Development Co Ltd, (2)	329,719
65,347	Sun Hung Kai Properties Ltd, (2)	842,096
42,104	TAG Immobilien AG, (2), (3)	1,269,597
3,588	VGP NV, (2)	496,113
12,912	VIB Vermoegen AG, (2)	411,454
2,427	Vonovia SE, (2)	166,378
	Total Real Estate Management & Development	11,933,570
	Total Common Stocks (cost $11,737,947)	12,666,772
	Total Long-Term Investments (cost $49,064,055)	53,163,171

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.0%
	REPURCHASE AGREEMENTS – 6.0%
$3,246	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $3,246,201, collateralized by $3,326,200 U.S. Treasury Notes, 0.375%, due 9/30/27, value $3,311,129	0.000%	10/01/20	$3,246,201
	Total Short-Term Investments (cost $3,246,201)			3,246,201
	Total Investments (cost $52,310,256) – 104.2%			56,409,372
	Other Assets Less Liabilities – (4.2)%			(2,294,092)
	Net Assets – 100%			$54,115,280
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$28,734,429	$11,761,970	$ —	$40,496,399
Common Stocks	377,975	12,288,797	—	12,666,772
Short-Term Investments:
Repurchase Agreements	—	3,246,201	—	3,246,201
Total	$29,112,404	$27,296,968	$ —	$56,409,372

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
REIT	Real Estate Investment Trust